License and Research Arrangements - Summary of Consideration Transferred in Asset Acquisition (Details) - 1 months ended Apr. 30, 2018 - GSK Asset Purchase and License Agreement
$ in Thousands, £ in Millions
	USD ($)	GBP (£)	GBP (£)
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Upfront cash paid for GSK Agreement	$ 14,186	£ 10.0
Transaction costs	780	0.6
Liabilities:
Strimvelis liability	18,351	12.9
Inventory purchase liability	6,893		£ 4.9
Total consideration transferred:	133,601	£ 94.2
Series B-2 Convertible Preferred Shares
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Value of shares issued to GSK	$ 93,391		£ 65.8